Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 622,922	$ 633,855
Trade accounts receivable less allowance for doubtful accounts of $433,095 in 2015 and $418,508 in 2014	3,170,188	3,203,655
Accounts receivable from related parties	162,480	193,225
Inventories	1,159,506	1,115,554
Prepaid expenses and other current assets	1,213,557	1,333,067
Deferred tax asset, current	270,664	245,354
Total current assets	6,599,317	6,724,710
Property, plant and equipment, net	3,224,053	3,290,180
Intangible assets	859,050	869,411
Goodwill	13,019,361	13,082,180
Deferred tax asset, non-current	124,993	141,052
Equity Method Investments	612,365	676,822
Other assets	667,605	662,746
Total assets	25,106,744	25,447,101
Current liabilities:
Accounts payable	583,485	573,184
Accounts payable to related parties	137,138	140,731
Accrued expenses and other current liabilities	2,263,542	2,197,245
Short-term borrowings and other financial liabilities	118,359	132,693
Short-term borrowings from related parties	24,450	5,357
Current portion of long-term debt and capital lease obligations	307,052	313,607
Income tax payable, current	77,602	79,687
Deferred tax liability, current	34,380	34,787
Total current liabilities	3,546,008	3,477,291
Total long-term debt less current maturities	8,601,656	9,080,277
Other liabilities	454,444	411,976
Pension liabilities	603,528	642,318
Income tax payable, non-current	146,537	177,601
Deferred tax liability, non-current	788,750	804,609
Total liabilities	14,140,923	14,594,072
Noncontrolling interests subject to put provisions	827,094	824,658
Company shareholders' equity:
Common stock, no par value, 1.00 Euro nominal value, 392,462,972 shares authorized, 311,438,192 issued and 303,889,241 outstanding	385,591	385,215
Treasury Stock	505,014	505,014
Additional paid-in capital	3,556,669	3,546,075
Retained earnings	7,314,328	7,104,780
Accumulated other comprehensive (loss)	(1,200,966)	(1,087,743)
Total Company shareholders' equity	9,550,608	9,443,313
Minority interest	588,119	585,058
Total equity	10,138,727	10,028,371
Total liabilities and equity	$ 25,106,744	$ 25,447,101